CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest	Total
BALANCE at Dec. 31, 2019	$ 320	$ 116,943	$ 2,316	$ (10)	$ 196	$ 119,765
BALANCE, shares at Dec. 31, 2019	80,026,647
Shares issued for equity compensation plan	$ 1	679				680
Shares issued for equity compensation plan, shares	80,000
Equity component of the 2018 Notes		31				31
Shares issued on acquisition of subsidiaries	$ 66	14,595				14,661
Shares issued on acquisition of subsidiaries, shares	16,551,581
Shares issued on financing	$ 18	3,582				3,600
Shares issued on financing, shares	4,500,000
Realization of foreign currency translation loss relating to disposal of a subsidiary			(1)	1
Disposal of interest in a subsidiary		(483)	483		$ (196)	(196)
Net loss			(67,918)			(67,918)
Foreign currency translation adjustment				4		4
BALANCE at Dec. 31, 2020	$ 405	135,347	(65,120)	(5)		70,627
BALANCE, shares at Dec. 31, 2020	101,158,228
Shares issued for equity compensation plan	$ 1	262				263
Equity component of the 2018 Notes		34				$ 34
Shares issued on exercise of warrants, shares	439,770					439,770
Net loss			(8,413)			$ (8,413)
Foreign currency translation adjustment				13		13
BALANCE at Dec. 31, 2021	$ 406	135,643	(73,533)	8		62,524
BALANCE, shares at Dec. 31, 2021	101,597,998
Equity component of the 2018 Notes		31				31
Net loss			(346)			(346)
Foreign currency translation adjustment				(5)		(5)
BALANCE at Dec. 31, 2022	$ 406	$ 135,674	$ (73,879)	$ 3		$ 62,204
BALANCE, shares at Dec. 31, 2022	101,597,998